UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-21172

DWS RREEF Real Estate Fund, Inc.
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (201) 593-6408

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
 (Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2011

ITEM 1.	REPORT TO STOCKHOLDERS

JUNE 30, 2011 Semiannual Report to Stockholders

DWS RREEF Real Estate Fund, Inc. Ticker Symbol: SRQ

Contents
3 Consolidated Investment Portfolio
5 Consolidated Statement of Assets and Liabilities — Liquidation Basis
6 Consolidated Statement of Operations — Liquidation Basis
7 Consolidated Statement of Cash Flows — Liquidation Basis
8 Consolidated Statement of Changes in Net Assets — Liquidation Basis
9 Consolidated Financial Highlights
12 Notes to Consolidated Financial Statements
17 Additional Information
18 Privacy Statement

Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund's shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value. At the close of business on June 11, 2010, trading of the fund's common stock on NYSE Amex ceased.

Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. There are special risks associated with an investment in real estate, including REITS. These risks include credit risk, interest rate fluctuations and the impact of varied economic conditions.

This report is sent to the stockholders of DWS RREEF Real Estate Fund, Inc. for their information. It is not a prospectus, circular, or representation intended for use in the purchase or sale of shares of the fund or of any securities mentioned in the report.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the US, represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Consolidated Investment Portfolio as of June 30, 2011 (Unaudited)

(Ratios are shown as a percentage of Net Assets)
	Shares	Value ($)

Units 92.7%
Hotels
Canyon Ranch Holdings LLC* (a) (Cost $5,760,000)	230,400	1,555,200

Cash Equivalents 8.6%
Central Cash Management Fund, 0.11% (b) (Cost $143,905)	143,905	143,905

	% of Net Assets	Value ($)

Total Consolidated Investment Portfolio (Cost $5,903,905)+	101.3	1,699,105
Other Assets and Liabilities, Net	(1.3)	(21,134)
Net Assets Applicable to Common Shareholders	100.0	1,677,971

* Non-income producing security.

+ The cost for federal income tax purposes was $5,903,905. At June 30, 2011, unrealized depreciation based on tax cost was $4,204,800.

(a) Restricted securities are subject to legal or contractual restrictions on resale ("restricted securities") and have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of this security is uncertain and there may be changes in the estimated value of this security.
Restricted Security	Acquisition Date	Acquisition Cost ($)	Value ($)	Value as % of Net Assets
Canyon Ranch Holdings LLC	January 2005	5,760,000	1,555,200	92.7

(b) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2011 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Consolidated Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Units	$—	$—	$1,555,200	$1,555,200
Short-Term Investments	143,905	—	—	143,905
Total	$143,905	$—	$1,555,200	$1,699,105

There have been no transfers between Level 1 and level 2 fair value measurements during the period ended June 30, 2011.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:
Units
Balance as of December 31, 2010	$1,555,200
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	0
Amortization premium/discount	—
Purchases	—
(Sales)	—
Transfers into Level 3	—
Transfers (out) of Level 3	—
Balance as of June 30, 2011	$1,555,200
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2011	$0

The accompanying notes are an integral part of the consolidated financial statements.

Consolidated Statement of Assets and Liabilities — Liquidation Basis
as of June 30, 2011 (Unaudited)
Assets
Investments in non-affiliated security, at value (cost $5,760,000)	$1,555,200
Investment in Central Cash Management Fund (cost $143,905)	143,905
Total investments in securities, at value (cost $5,903,905)	1,699,105
Cash	10,919
Interest receivable	15
Total assets	1,710,039
Liabilities
Other accrued expenses and payables	32,068
Total liabilities	32,068
Net assets, at value	$1,677,971
Net Assets Applicable to Common Shareholders Consist of
Net investment loss	(9,915)
Unrealized depreciation	(4,204,800)
Accumulated net realized gain (loss)	(131,455,181)
Cost of 434,160 shares held in Treasury	(9,966,770)
Paid-in capital	147,314,637
Net assets, at value	$1,677,971
Net Asset Value
Net Asset Value per common share ($1,677,971 ÷ 15,715,597 shares of common stock outstanding, $.01 par value, 240,000,000 common shares authorized)	$.11

The accompanying notes are an integral part of the consolidated financial statements.

Consolidated Statement of Operations — Liquidation Basis
for the six months ended June 30, 2011 (Unaudited)
Investment Income
Income: Income distributions — Central Cash Management Fund	$85
Expenses: Legal fees	5,000
Reports to shareholders	5,000
Total expenses	10,000
Net investment income (loss)	(9,915)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — (See Note A. Litigation Proceeds)	113,424
Net gain (loss)	113,424
Net increase (decrease) in net assets resulting from operations	103,509

The accompanying notes are an integral part of the consolidated financial statements.

Consolidated Statement of Cash Flows — Liquidation Basis
as of June 30, 2011 (Unaudited)
Increase (Decrease) in Cash: Cash Flows from Operating Activities
Net increase (decrease) in net assets resulting from operations	$103,509
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by operating activities: Net purchases, sales and maturities of short-term investments	(143,905)
Proceeds from litigation	113,424
(Increase) decrease in interest receivable	(15)
Increase (decrease) in accrued expenses and payables	(41,466)
Net realized (gain) loss	(113,424)
Cash provided (used) by operating activities	$(81,877)
Cash Flows from Financing Activities
Cash provided (used) by financing activities	$—
Increase (decrease) in cash	$(81,877)
Cash at beginning of period	92,796
Cash at end of period	$10,919

The accompanying notes are an integral part of the consolidated financial statements.

Consolidated Statement of Changes in Net Assets — Liquidation Basis
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Operations: Net investment income (loss)	$(9,915)	$488,645
Net realized gain (loss)	113,424	16,200,273
Change in net unrealized appreciation (depreciation)	—	(13,166,135)
Net increase (decrease) in net assets resulting from operations	103,509	3,522,783
Distributions to Preferred Shareholders	—	(218,350)
Net increase (decrease) in net assets, applicable to common shareholders	103,509	3,304,433
Distributions to common shareholders: Net investment income	—	(942,936)
Liquidation distribution	—	(68,787,167)
Total distributions to common shareholders	—	(69,730,103)
Increase (decrease) in net assets	103,509	(66,425,670)
Net assets at beginning of period applicable to common shareholders	1,574,462	68,000,132
Net assets at end of period applicable to common shareholders (including net investment loss and undistributed net investment income of $9,915 and $0, respectively)	$1,677,971	$1,574,462
Other Information
Common shares outstanding at beginning of period	15,715,597	15,715,597
Common shares outstanding at end of period	15,715,597	15,715,597

The accompanying notes are an integral part of the consolidated financial statements.

Consolidated Financial Highlights
	Six Months Ended 6/30/11 (Unaudited)+		Years Ended December 31,
			2010	+	2009		2008		2007		2006
Selected Per Share Data Applicable to Common Shareholders
Net asset value, beginning of period	$.10		$4.33		$2.84		$19.33		$29.11		$24.19
Income (loss) from investment operations: Net investment incomea	(.00	)**	.03		.20		1.09		1.07		1.15
Net realized and unrealized gain (loss)	.01	k	.19		1.33		(14.06)		(8.16)		7.42
Total from investment operations	.01		.22		1.53		(12.97)		(7.09)		8.57
Distributions to Preferred Shareholders from net investment income (common share equivalent)	—		(.01)		(.04)		(.43)		(.55)		(.49)
Net increase (decrease) in net assets resulting from operations applicable to common shareholders	.01		.21		1.49		(13.40)		(7.64)		8.08
Less distributions from: Net investment income	—		(.06)		—		(.88)		(1.86)		(1.58)
Net realized gains	—		—		—		(1.35)		(.32)		(1.59)
Return of capital	—		—		—		(.86)		—		—
Liquidation distribution	—		(4.38)		—		—		—		—
Total distributions to common shareholders	—		(4.44)		—		(3.09)		(2.18)		(3.17)
NAV accretion resulting from repurchases of shares at valuea	—		—		—		—		.04		.01
Net asset value, end of period	$.11		$.10		$4.33		$2.84		$19.33		$29.11
Market price, end of period	N/A		N/A		$4.05		$1.95		$17.54		$25.21
Total Return
Based on net asset value (%)c	10.00	k*	4.83		52.46	b	(81.47	)b	(26.51	)b	36.79	b
Based on market price (%)c	N/A		N/Ah		107.69	b	(86.41	)b	(22.97	)b	39.27	b
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2		2		68		45		304		463
Ratio of expenses before expense reductions (%) (based on net assets of common shares)	.60	*	1.34	e,i	3.98	d,e	1.79	e	1.38	e	1.36	e

Financial Highlights (continued)
	Six Months Ended 6/30/11 (Unaudited)+		Years Ended December 31,
			2010	+	2009		2008		2007		2006
Ratio of expenses after expense reductions (%) (based on net assets of common shares)	.60	*	1.34	f,i	3.84	d,f	1.47	f	1.04	f	1.02	f
Ratio of net investment income (loss) (%) (based on net assets of common shares)	(.60	)*	1.44	g	6.49	g	7.08	g	4.01	g	4.26	g
Ratio of net investment income (loss) (%) (based on net assets of common and preferred shares)	(.60	)*	1.16		4.26		4.38		2.91		3.11
Portfolio turnover rate (%)	0		0		97		31		28		13
Preferred Share information at period end: Aggregate amount outstanding ($ millions)	N/A		N/A		22		35		160		160
Asset coverage per share ($)j	N/A		N/A		102,273		56,919		72,473		97,409
Liquidation value per share ($)	N/A		N/A		25,000		25,000		25,000		25,000
a Based on average common shares outstanding during the period.
b Total return would have been lower had certain expenses not been reduced.
c Total return based on net asset value reflects changes in the Fund's net asset value during the period. Total return based on market value reflects changes in market value. Each figure includes reinvestments of distributions. These figures will differ depending upon the level of any discount from or premium to net asset value at which the Fund's shares trade during the period.
d Increase in expense ratios is the result of significant reduction of assets and the addition of certain expenses related to proxy costs.
e The ratio of expenses before reductions (based on net assets of common and preferred shares) was 1.07%, 2.61%, 1.11%, 1.00% and 0.99% for the years ended December 31, 2010, 2009, 2008, 2007 and 2006, respectively.
f The ratio of expenses after expense reductions (based on net assets of common and preferred shares) was 1.07%, 2.52%, 0.91%, 0.75% and 0.74% for the years ended December 31, 2010, 2009, 2008, 2007 and 2006, respectively.
g Net investment income ratios for the year ended December 31, 2010, 2009, 2008, 2007 and 2006 do not reflect distributions to Preferred Shareholders. Ratios reflecting such payments are 0.80%, 5.08%, 4.25%, 1.97% and 2.45%, respectively.
h Total return based on the closing price of $4.47 on the last day of trading is 11.82%.
i Includes management fee for the period January 1, 2010 through June 17, 2010. Commencing on June 18, 2010, the date of the Fund's first liquidation payment, the Fund is no longer assessed the management fee.
j Asset coverage per share equals net assets of common shares plus the liquidation value of the Preferred Shares divided by the total number of Preferred Shares outstanding at the end of the period.
k Includes gains resulting from litigation payments received (See Note A, Litigation Proceeds). Without these gains, the net realized and unrealized gain (loss) would have been $0.00 per share and the total return would have been 0.00%.
+ Liquidation basis
* Not annualized ** Amount is less than $0.005 per share.

Notes to Consolidated Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS RREEF Real Estate Fund, Inc. (the "Fund'') is registered under the Investment Company Act of 1940, as amended (the "1940 Act''), as a closed-end, diversified management investment company organized as a Maryland corporation.

On January 29, 2010, the Fund's stockholders approved a proposal to liquidate and dissolve the Fund. For more information regarding the Fund's liquidation, see Note E. Fund Liquidation.

Accordingly, the accompanying consolidated financial statements are prepared on the liquidation basis of accounting. Under the liquidation basis of accounting, assets are stated at estimable net realizable values and liabilities are stated at their anticipated settlement amounts. Fund assets and liabilities historically were carried at values that approximated fair value. Accordingly, the use of the liquidation basis of accounting is substantially similar to the basis of accounting that the Fund had applied prior to the use of the liquidation basis of accounting.

The Fund's consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its consolidated financial statements.

Principles of Consolidation. The Fund invested indirectly in Canyon Ranch Holdings LLC through its wholly owned subsidiary, DWS Real Estate Fund I, Inc., a corporation organized under the laws of the state of Delaware (the "Subsidiary"). The consolidated financial statements include accounts of the Fund and the Subsidiary. All inter-company transactions and balances have been eliminated.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. The Fund owns membership units of Canyon Ranch Holdings LLC, a Delaware limited liability company, which represents a convertible preferred issue with a 10-year mandatory period ending in January 2015. It is a restricted privately placed security. Canyon Ranch owns destination health resorts, spas and consumer brands. The price of the Canyon Ranch Holdings LLC units reflects a bid received that did not settle and is deemed to reflect fair value for purposes of this report. The amount ultimately realized for the Canyon Ranch Holdings LLC units may be significantly greater or less than the amount indicated in this report to stockholders. For more information regarding the Canyon Ranch Holdings LLC units and the Fund's liquidation, see Note E. Fund Liquidation.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.

At December 31, 2010, the Fund had a net tax basis capital loss carryforward of approximately $131,569,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2017, the expiration date, whichever occurs first. Upon final liquidation, these capital loss carryforwards will no longer be available (see Note E. Fund Liquidation).

The Fund has reviewed the tax positions for the open tax years as of December 31, 2010 and has determined that no provision for income tax is required in the Fund's consolidated financial statements. The Fund's federal tax returns for the prior three years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund was usually declared and distributed to shareholders quarterly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, would be distributed to shareholders at least annually. For more information regarding the Fund's liquidation distribution and the Fund's liquidation, see Note E. Fund Liquidation.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss. As a result, net investment income and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly,the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Consolidated Statement of Cash Flows. Information on financial transactions which have been settled through the receipt and disbursement of cash is presented in the Consolidated Statement of Cash Flows. The cash amount shown in the Consolidated Statement of Cash Flows represents the cash position at the Fund's custodian bank at June 30, 2011.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Real Estate Investment Trusts. The Fund periodically recharacterizes distributions received from a Real Estate Investment Trust ("REIT") investment based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a REIT, the recharacterization will be estimated for financial reporting purposes and a recharacterization will be made to the accounting records in the following year when such information becomes available. Distributions received from REITs in excess of income are recorded as either a reduction of cost of investments or realized gains. The Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the consolidated financial statements as a return of capital.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis and may include proceeds from litigation. For more information regarding Canyon Ranch LLC and the Fund's liquidation, see Note E. Fund Liquidation.

Litigation Proceeds. The Fund received $113,424 in litigation proceeds during the six months ended June 30, 2011. These proceeds received are included in realized gain (loss) in the Consolidated Statement of Operations.

B. Purchases and Sales of Securities

During the six months ended June 30, 2011, purchases and sales of investment securities (excluding short-term investments) aggregated $0 and $0, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Investment Manager"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Investment Manager is responsible for managing the Fund's affairs and supervising all aspects of the Fund's operations, subject at all times to the general supervision of the Fund's Board of Directors (the "Board").

Pursuant to the Investment Management Agreement, the Investment Manager has delegated the day-to-day management of the Fund's Investment Portfolio to RREEF America, L.L.C. (the "Investment Advisor"), also an indirect, wholly owned subsidiary of Deutsche Bank AG and an affiliate of DB Real Estate, the real estate investment management group of Deutsche Asset Management. Subject to the general supervision of the Board and the Investment Manager, the Investment Advisor is responsible for managing the investment operations of the Fund and the composition of the Fund's holdings of securities and other investments. The Investment Manager, not the Fund, compensated the Investment Advisor for its services. The investment management fee payable under the Investment Management Agreement was equal to an annual rate of 0.55% of the Fund's average daily total managed assets, computed and accrued daily and payable monthly. Total managed assets equal the net asset value of the common shares plus the liquidation preference of any Preferred Shares plus the principal amount of any borrowings used for leverage. Commencing as of June 18, 2010, the date of the Fund's first liquidation payment to stockholders, the Fund is no longer assessed the investment management fee. The Fund had no investment management fee for the six months ended June 30, 2011.

Affiliated Cash Management Vehicle. The Fund may invest uninvested cash balances in Central Cash Management Fund, which is managed by the Advisor. The Fund indirectly bears its proportionate share of the expenses of Central Cash Management Fund. Central Cash Management Fund does not pay the Advisor an investment management fee. Central Cash Management Fund seeks a high level of current income consistent with liquidity and the preservation of capital.

D. Real Estate Concentration Risk

Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Any market price movements, regulatory or technological changes, or economic conditions affecting real estate securities, including REITs, will have a significant impact on the fund's performance. In particular, real estate companies can be affected by the risks associated with direct ownership of real estate, such as general or local economic conditions, increases in property taxes and operating expenses, liability or losses owing to environmental problems, falling rents (whether owing to poor demand, increased competition, overbuilding, or limitations on rents), zoning changes, rising interest rates, and losses from casualty or condemnation. In addition, many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk. Further, REITs are dependent upon management skills and may not be diversified.

E. Fund Liquidation

On January 29, 2010, the Fund's stockholders approved a proposal to liquidate and dissolve the Fund. As provided in the Fund's Plan of Liquidation and Dissolution, at the close of business on June 11, 2010 (the Fund's "Cessation Date") (i) the Fund ceased its business as an investment company, except for the purpose of liquidating and winding up its affairs; (ii) the Fund's books were closed with respect to its common stockholders and the proportionate interests of common stockholders in the Fund's assets were fixed on the basis of their respective stockholdings at such time; and (iii) further trading of the Fund's common stock on NYSE Amex ceased (except for certain settlement transactions). The Fund paid its first liquidating distribution to stockholders on June 18, 2010, which payment was equal to $4.38 per share and represented the Fund's distributable assets as of that date. As of June 30, 2011, the Fund's net asset value per share was $0.11.

Consistent with its responsibility to maximize the value of its shares for all stockholders, the Fund is seeking a buyer for its position in Canyon Ranch Holdings LLC units, so that the liquidation and dissolution of the Fund can be completed and stockholders can receive their final liquidating distribution. In the event that the Fund is unable to sell the Canyon Ranch Units for a reasonable price, the Fund currently anticipates that it will complete its liquidation by transferring its entire interest in the Canyon Ranch Units to a liquidating trust prior to the end of 2011. Such a transfer would be treated for federal income tax purposes as a final liquidating distribution made to shareholders of the Fund, and shareholders would be provided appropriate tax information in early 2012. Thereafter, the liquidating trust would hold the Canyon Ranch Units on behalf of shareholders and would distribute to shareholders any proceeds realized on the eventual sale or other disposition of the Canyon Ranch Units. It is expected that such liquidating trust would have an initial term of approximately three years in order to allow sufficient time for the final disposition of the Canyon Ranch investment, subject to extension by its trustees if circumstances warrant.

Additional Information
Automated Information Line	DWS Investments Closed-End Fund Info Line (800) 349-4281
Web Site	www.dws-investments.com
Written Correspondence	Deutsche Investment Management Americas Inc. 345 Park Avenue New York, NY 10154
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Legal Counsel	Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, MA 02199-3600
Dividend Reinvestment Plan Agent	Computershare Inc. P.O. Box 43078 Providence, RI 02940-3078
Shareholder Service Agent	DWS Investments Service Company P.O. Box 219066 Kansas City, MO 64121-9066 (800) 294-4366
Custodian and Transfer Agent	State Street Bank and Trust Company Lafayette Corporate Center 2 Avenue De Lafayette Boston, MA 02111
Independent Registered Public Accounting Firm	PricewaterhouseCoopers LLP 125 High Street Boston, MA 02110
NYSE Amex Symbol	SRQ

CUSIP Numbers	Common Shares	233384 106

Privacy Statement
FACTS	What Does DWS Investments Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
• Social Security number
• Account balances
• Purchase and transaction history
• Bank account information
• Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons DWS Investments chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS Investments share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 621-1048 or e-mail us at dws-investments.info@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas, Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS Investments protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does DWS Investments collect my personal information?
We collect your personal information, for example. When you:
• open an account
• give us your contact information
• provide bank account information for ACH or wire transactions
• tell us where to send money
• seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes — information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS Investments does not jointly market.

Rev. 09/2010

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

	(a)	(b)	(c)	(d)
Period	Total Number of Shares Purchased	Average Price Paid per Share	Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	Maximum Number of Shares that May Yet Be Purchased Under the Plans or Programs
January 1 through January 31	0	$0	n/a	n/a
February 1 through February 28	0	$0	n/a	n/a
March 1 through March 31	0	$0	n/a	n/a
April 1 through April 30	0	$0	n/a	n/a
May 1 through May 31	0	$0	n/a	n/a
June 1 through June 30	0	$0	n/a	n/a
Total	0	$0	n/a	n/a

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board.  The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Paul K. Freeman, Independent Chairman, DWS Funds, P.O. Box 101833, Denver, CO 80250-1833.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS RREEF Real Estate Fund, Inc.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 29, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 29, 2011